Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between the compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and our NEOs other than our PEO
(“Non-PEO
NEOs”) and certain aspects of our financial performance.
Our compensation committee did not consider the CAP calculations below in making its pay decisions for any of the fiscal years presented. For further information concerning our “pay for performance” philosophy and how we align executive compensation with our performance, please refer to the “
Compensation
Discussion and Analysis
.”
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “
Compensation Discussion and Analysis
” section above.
Pay-Versus-Performance
Table

(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100 Investment Based on:
Year (1)	First PEO ($) (2)	Second PEO (If applicable) ($) (2)	First PEO ($) (3)	Second PEO (If applicable) ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Total Stockholder Return ($) (5)	Peer Group Total Stockholder Return ($) (6)	Net Income (Loss) (in millions) ($) (8)	Company Selected – Relative Total Stockholder Return (7)(9)

2025	$22,923,204	-0-	$74,800,401	-0-	$8,550,497	$18,511,840	$423.26	$152.17	$(288.6)	84.8%

2024	$41,938,321	-0-	$58,399,480	-0-	$10,120,446	$15,021,365	$408.43	$124.73	$(1,437.9)	98.4%

2023	$60,000	$890,791	$(219,007,687)	$890,791	$442,254	$(7,688,320)	-0-	-0-	$(246.5)

2022	$5,806,149	-0-	$(106,955,044)	-0-	$2,559,653	$(2,408,665)	-0-	-0-	$(2,146.3)

2021	$275,657	$160,695,727	$106,377,157	$234,715,643	$11,301,420	$54,825,125	-0-	-0-	$47.3

(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	First PEO	Second PEO (if applicable)	Non-PEO NEOs

2025	Adam Sullivan	-0-	James Nygaard, Todd DuChene

2024	Adam Sullivan	-0-	Todd DuChene, Denise Sterling

2023	Michael Levitt	Adam Sullivan	Denise Sterling, Todd DuChene

2022	Michael Levitt	-0-	Michael Trzupek, Todd DuChene, Denise Sterling

2021	Kevin Turner	Michael Levitt	Denise Sterling, Todd DuChene

(2)
Represents the amount of total compensation reported for Mr. Sullivan (our Chief Executive Officer) and the average total compensation for our non-PEO
NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(3)
The dollar amount reported in column (c) represents the amount of CAP to our PEO, as computed in accordance with Item 402(v) of Regulation
S-K
for the covered fiscal year. In accordance with the requirements of Item 402(v), the following adjustments were made to our PEO’s total compensation for the covered fiscal year to determine his CAP:

Year		Reported Summary Compensation Table Total for PEO	Subtract Reported Value of Equity Awards (a)	Add Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2025		$22,923,204	$20,005,674	$71,882,871	$74,800,401

2024		$41,938,321	$39,495,340	$55,956,499	$58,399,480

2023	First PEO	$60,000	-0-	(219,067,687)	$(219,007,687)
	Second PEO	$890,791	-0-	-0-	$890,791

2022		$5,806,149	-0-	$(112,761,193)	$(106,955,044)

2021	First PEO	$275,657	-0-	$106,101,500	$106,377,157
	Second PEO	$160,695,727	$160,664,903	$234,684,819	$234,715,643

(a)	These deductions are the amounts listed in the “Stock Awards” column in the Summary Compensation Table and represent the grant date fair value of the equity awards for the covered fiscal year.
(b)
The valuation assumptions used to calculate the fair values of the time-based RSU awards held by our PEO that vested during or were outstanding as of the covered fiscal year end did not materially differ from those valuation assumptions disclosed at the time of grant. The valuation assumptions used to calculate the fair value of the PSU awards held by our PEO that was outstanding as of the covered fiscal year end was recalculated using a Monte Carlo simulation model, using assumptions that were updated from the assumptions used to calculate the grant date fair value of the PSU awards to reflect the then-current value of each variable.

The amounts deducted or added in calculating the equity award adjustments in accordance with the SEC methodology for determining CAP were as follows:

Year		Year End Fair Value of Equity Awards Granted in Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025		$22,923,204	$10,509,473	-0-	$22,646,867	-0-	-0-	$71,882,871

2024		$52,599,125	$-0-	$3,357,374	$-0-	$-0-	$-0-	$55,956,499

2023	First PEO	-0-	$(219,067,687)	-0-	-0-	-0-	-0-	$(219,067,687)
	Second PEO	-0-	-0-	-0-	-0-	-0-	-0-	-0-

2022		$1,254,498	$(119,761,840)	-0-	$5,746,149	-0-	-0-	$(112,761,193)

2021	First PEO	$-0-	106,101,500	-0-	-0-	-0-	-0-	$106,101,500
	Second PEO	234,684,819	-0-	-0-	-0-	-0-	-0-	$234,684,819

(4)
The dollar amount reported in column (e) represents the average of the amount of CAP to our
Non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K
for the covered fiscal year. In accordance with the requirements of Item 402(v), the following adjustments were made to the average of the total compensation of our
Non-PEO
NEOs for the covered fiscal year to determine their CAP, using the same methodology described above in Note 3(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Subtract Average Reported Value of Equity Awards (a)	Add Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers

2025	$8,550,497	$6,923,397	$16,884,740	$18,511,840

2024	$10,120,446	$8,583,139	$13,484,058	$15,021,365

2023	$442,254	-0-	$(8,130,574)	$(7,688,320)

2022	$2,559,653	-0-	(4,968,318)	$(2,408,665)

2021	$11,301,420	$10,751,250	$54,274,955	$54,825,125

(a)	These deductions are the amounts listed in the “Stock Awards” column in the Summary Compensation Table and represent the grant date fair value of the equity awards for the covered fiscal year.
(b)
The valuation assumptions used to calculate the fair value of the awards held by our
Non-PEO
NEOs that vested during or were outstanding as of the covered fiscal year end did not materially differ from those valuation assumptions disclosed at the time of grant. The valuation assumptions used to calculate the fair value of the awards held by our
Non-PEO
NEOs that were outstanding as of the covered fiscal year end were recalculated using a Monte Carlo simulation model, using assumptions that were updated from the assumptions used to calculate the grant date fair value of the respective PSU awards to reflect the then-current value of each variable.

The amounts deducted or added in calculating the average equity award adjustments in accordance with the SEC methodology for determining CAP were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in Covered Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Equity Award Adjustments

2025	$11,626,225	$1,046,908	-0-	$4,211,606	-0-	-0-	$16,884,740

2024	$11,638,964	$(1,134,023)	$2,350,179	$628,938	-0-	-0-	$13,484,058

2023	-0-	$(8,130,574)	-0-	-0-	-0-	-0-	$(8,130,574)

2022	$91,200	$(7,106,671)	-0-	$2,047,153	-0-	-0-	$(4,968,318)

2021	$54,274,955	-0-	-0-	-0-	-0-	-0-	$54,274,955

(5)
Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose was the NASDAQ Composite Index.

(7)
We emerged from bankruptcy on January 23, 2024 and a new class of common stock was issued under our bankruptcy plan, which started trading on January 24, 2024 (the “Emergence Date”). Consistent with SEC guidance, we are measuring TSR, peer group TSR and relative TSR as of the Emergence Date. TSR and peer group TSR are presented for only those periods that occurred following the Emergence Date.

(8)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable fiscal year.
(9)
As required by Item 402(v) of Regulation
S-K,
the Compensation Committee of the Board of Directors has determined that relative TSR is the Company-Selected Measure. The value listed reflects the Company’s relative TSR compared to the Russell 2000 index.

Company Selected Measure Name	relative TSR
Named Executive Officers, Footnote
(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	First PEO	Second PEO (if applicable)	Non-PEO NEOs

2025	Adam Sullivan	-0-	James Nygaard, Todd DuChene

2024	Adam Sullivan	-0-	Todd DuChene, Denise Sterling

2023	Michael Levitt	Adam Sullivan	Denise Sterling, Todd DuChene

2022	Michael Levitt	-0-	Michael Trzupek, Todd DuChene, Denise Sterling

2021	Kevin Turner	Michael Levitt	Denise Sterling, Todd DuChene

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose was the NASDAQ Composite Index.
PEO Total Compensation Amount	$ 22,923,204	$ 41,938,321		$ 5,806,149
PEO Actually Paid Compensation Amount	$ 74,800,401	58,399,480		(106,955,044)
Adjustment To PEO Compensation, Footnote
(3)
The dollar amount reported in column (c) represents the amount of CAP to our PEO, as computed in accordance with Item 402(v) of Regulation
S-K
for the covered fiscal year. In accordance with the requirements of Item 402(v), the following adjustments were made to our PEO’s total compensation for the covered fiscal year to determine his CAP:

Year		Reported Summary Compensation Table Total for PEO	Subtract Reported Value of Equity Awards (a)	Add Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2025		$22,923,204	$20,005,674	$71,882,871	$74,800,401

2024		$41,938,321	$39,495,340	$55,956,499	$58,399,480

2023	First PEO	$60,000	-0-	(219,067,687)	$(219,007,687)
	Second PEO	$890,791	-0-	-0-	$890,791

2022		$5,806,149	-0-	$(112,761,193)	$(106,955,044)

2021	First PEO	$275,657	-0-	$106,101,500	$106,377,157
	Second PEO	$160,695,727	$160,664,903	$234,684,819	$234,715,643

(a)	These deductions are the amounts listed in the “Stock Awards” column in the Summary Compensation Table and represent the grant date fair value of the equity awards for the covered fiscal year.
(b)
The valuation assumptions used to calculate the fair values of the time-based RSU awards held by our PEO that vested during or were outstanding as of the covered fiscal year end did not materially differ from those valuation assumptions disclosed at the time of grant. The valuation assumptions used to calculate the fair value of the PSU awards held by our PEO that was outstanding as of the covered fiscal year end was recalculated using a Monte Carlo simulation model, using assumptions that were updated from the assumptions used to calculate the grant date fair value of the PSU awards to reflect the then-current value of each variable.

The amounts deducted or added in calculating the equity award adjustments in accordance with the SEC methodology for determining CAP were as follows:

Year		Year End Fair Value of Equity Awards Granted in Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025		$22,923,204	$10,509,473	-0-	$22,646,867	-0-	-0-	$71,882,871

2024		$52,599,125	$-0-	$3,357,374	$-0-	$-0-	$-0-	$55,956,499

2023	First PEO	-0-	$(219,067,687)	-0-	-0-	-0-	-0-	$(219,067,687)
	Second PEO	-0-	-0-	-0-	-0-	-0-	-0-	-0-

2022		$1,254,498	$(119,761,840)	-0-	$5,746,149	-0-	-0-	$(112,761,193)

2021	First PEO	$-0-	106,101,500	-0-	-0-	-0-	-0-	$106,101,500
	Second PEO	234,684,819	-0-	-0-	-0-	-0-	-0-	$234,684,819

Non-PEO NEO Average Total Compensation Amount	$ 8,550,497	10,120,446	$ 442,254	2,559,653	$ 11,301,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,511,840	15,021,365	(7,688,320)	(2,408,665)	54,825,125
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amount reported in column (e) represents the average of the amount of CAP to our
Non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K
for the covered fiscal year. In accordance with the requirements of Item 402(v), the following adjustments were made to the average of the total compensation of our
Non-PEO
NEOs for the covered fiscal year to determine their CAP, using the same methodology described above in Note 3(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Subtract Average Reported Value of Equity Awards (a)	Add Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers

2025	$8,550,497	$6,923,397	$16,884,740	$18,511,840

2024	$10,120,446	$8,583,139	$13,484,058	$15,021,365

2023	$442,254	-0-	$(8,130,574)	$(7,688,320)

2022	$2,559,653	-0-	(4,968,318)	$(2,408,665)

2021	$11,301,420	$10,751,250	$54,274,955	$54,825,125

(a)	These deductions are the amounts listed in the “Stock Awards” column in the Summary Compensation Table and represent the grant date fair value of the equity awards for the covered fiscal year.
(b)
The valuation assumptions used to calculate the fair value of the awards held by our
Non-PEO
NEOs that vested during or were outstanding as of the covered fiscal year end did not materially differ from those valuation assumptions disclosed at the time of grant. The valuation assumptions used to calculate the fair value of the awards held by our
Non-PEO
NEOs that were outstanding as of the covered fiscal year end were recalculated using a Monte Carlo simulation model, using assumptions that were updated from the assumptions used to calculate the grant date fair value of the respective PSU awards to reflect the then-current value of each variable.

The amounts deducted or added in calculating the average equity award adjustments in accordance with the SEC methodology for determining CAP were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in Covered Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Covered Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Equity Award Adjustments

2025	$11,626,225	$1,046,908	-0-	$4,211,606	-0-	-0-	$16,884,740

2024	$11,638,964	$(1,134,023)	$2,350,179	$628,938	-0-	-0-	$13,484,058

2023	-0-	$(8,130,574)	-0-	-0-	-0-	-0-	$(8,130,574)

2022	$91,200	$(7,106,671)	-0-	$2,047,153	-0-	-0-	$(4,968,318)

2021	$54,274,955	-0-	-0-	-0-	-0-	-0-	$54,274,955

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the “
Compensation Discussion and Analysis
,” our executive compensation program is designed to reflect our variable
“pay-for-performance”
philosophy. The performance measures that we use for both our short-term and long-term incentive award programs are selected based on an objective of incentivizing our PEO and
Non-PEO
NEOs to increase the value of our enterprise for our stockholders, and are among the most important financial performance measures used by us to link CAP to our PEO and
Non-PEO
NEOs to our performance for the most recently completed fiscal year. Overall, the most important financial performance measures for the most recently completed fiscal year were:

•	Relative TSR
•	Ideal hashrate utilization
•	Controllable Expense
•	Aggregate energized megawatts
•	Customer attainment

Total Shareholder Return Amount	$ 423.26	408.43
Peer Group Total Shareholder Return Amount	152.17	124.73
Net Income (Loss)	$ (288,600,000)	$ (1,437,900,000)	(246,500,000)	(2,146,300,000)	47,300,000
Company Selected Measure Amount	84.8	98.4
PEO Name	Mr. Sullivan
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Ideal hashrate utilization
Measure:: 3
Pay vs Performance Disclosure
Name	Controllable Expense
Measure:: 4
Pay vs Performance Disclosure
Name	Aggregate energized megawatts
Measure:: 5
Pay vs Performance Disclosure
Name	Customer attainment
Adam Sullivan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 22,923,204	$ 41,938,321	890,791
PEO Actually Paid Compensation Amount	74,800,401	58,399,480	890,791
Michael Levitt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			60,000	5,806,149	160,695,727
PEO Actually Paid Compensation Amount			(219,007,687)	(106,955,044)	234,715,643
Kevin Turner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					275,657
PEO Actually Paid Compensation Amount					106,377,157
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,746,149
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,005,674)	(39,495,340)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,882,871	55,956,499		(112,761,193)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,923,204	52,599,125		1,254,498
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,509,473			(119,761,840)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,357,374
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,646,867
PEO | Michael Levitt [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(160,664,903)
PEO | Michael Levitt [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(219,067,687)		234,684,819
PEO | Michael Levitt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					234,684,819
PEO | Michael Levitt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(219,067,687)
PEO | Kevin Turner [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					106,101,500
PEO | Kevin Turner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				106,101,500
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,923,397)	(8,583,139)			(10,751,250)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,884,740	13,484,058	(8,130,574)	(4,968,318)	54,274,955
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,626,225	11,638,964		91,200	$ 54,274,955
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,046,908	(1,134,023)	$ (8,130,574)	(7,106,671)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,350,179
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,211,606	$ 628,938		$ 2,047,153